Subsequent Events - Additional Information (Detail) - EUR (€) € in Thousands		1 Months Ended			12 Months Ended
	Jan. 08, 2021	Apr. 30, 2021	Mar. 31, 2021	Jan. 31, 2021	Dec. 31, 2020	Mar. 01, 2021	Dec. 31, 2019
Disclosure of non-adjusting events after reporting period [line items]
Long-term loan					€ 16,426		€ 18,412
Classification of Assets as Held For Sale [member] | Non-current Assets Held For Sale [member] | Industrial Real Estate Complex Via Dell Avena [member]
Disclosure of non-adjusting events after reporting period [line items]
Cash consideration on disposal of non-current assets held for sale					€ 1,300
Description of non-current asset or disposal group held for sale which were sold or reclassified					Parent signed the preliminary agreement with a third party for the disposal of the idle industrial real estate complex “Via Dell’Avena” located in the city of Altamura (Bari), just a few miles away from its headquarters
Disposal of non current assets classified as held for sale realized gain					€ 480
Classification of Assets as Held For Sale [member] | Non-current Assets Held For Sale [member] | Industrial Real Estate Complex Fornello [member]
Disclosure of non-adjusting events after reporting period [line items]
Cash consideration on disposal of non-current assets held for sale			€ 1,250
Description of non-current asset or disposal group held for sale which were sold or reclassified					Parent signed the sale contract with a third party for the disposal of the idle industrial real estate complex “Fornello” located in the city of Altamura (Bari), just a few miles away from its headquarters
Disposal of non current assets classified as held for sale realized gain			366
Natuzzi Singapore PTE. LTD. [Member] | Events After Reporting Period
Disclosure of non-adjusting events after reporting period [line items]
Proportion of ownership interest in subsidiary				93.00%
Natuzzi Singapore PTE. LTD. [Member] | Events After Reporting Period | Truong Thanh Furniture Corporation | Preliminary Agreement
Disclosure of non-adjusting events after reporting period [line items]
Proportion of ownership interest in subsidiary		20.00%
IMPE S.p.A. [member] | Classification of Assets as Held For Sale [member] | Vita Group [member] | Share Sell and Purchase Agreement [member] | Disposal Groups Classified as Held For Sale [member]
Disclosure of non-adjusting events after reporting period [line items]
Disposal group assets held for sale, consideration agreed	€ 6,100
Disposal group assets held for sale purchase price adjustments	1,800
Disposal group assets held for sale, ownership percentage upon closing of sale transaction						100.00%
Disposal group assets held for sale cash consideration received	4,900
Disposal group assets held for sale, realised gain	€ 4,800
Related Party [Member] | Natuzzi Singapore PTE. LTD. [Member] | Events After Reporting Period
Disclosure of non-adjusting events after reporting period [line items]
Percentage of interest sold or exchanged				7.00%
Capital injection in subsidiary				€ 1,300
Romanian Financial Institution | Events After Reporting Period
Disclosure of non-adjusting events after reporting period [line items]
Long-term loan			€ 5,000
Long-term debt interest rate basis			six-month Euribor (360)
Long-term debt interest rate spread			2.75%